Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (102,794)	$ (153,380)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,385	2,745
Loss on disposal of fixed assets	29	18
Gain on change in fair value of warrants	(12,391)	(11,061)
Gain on foreign currency transactions	79	73
Stock-based compensation	1,434	49,843
FedEx warrant provision	3,574	0
Other expense related to equity purchase agreement	1,262	0
Change in operating assets and liabilities
Accounts receivable	8,285	3,461
Inventories	(5,449)	(1,883)
Deferred fulfillment costs	3,718	(4,228)
Contract assets	(3,076)	(4,257)
Prepaid expenses and other assets	1,082	(4,944)
Accounts payable	(1,560)	4,952
Accrued expenses	(5,208)	7,856
Contract liabilities	(3,293)	(3,115)
Other liabilities	(3)	(138)
Net cash used in operating activities	(110,926)	(114,058)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(3,132)	(4,069)
Net cash used in investing activities	(3,132)	(4,069)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	3,511	3,103
Proceeds from issuance of common stock pursuant to equity purchase agreement	4,223	0
Proceeds from issuance of common stock upon Merger, net of issuance costs paid	0	192,088
Net cash provided by financing activities	7,734	195,191
Effect of exchange rate on cash	(51)	(91)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(106,375)	76,973
Cash, cash equivalents, and restricted cash at beginning of period	171,951	94,978
Cash, cash equivalents, and restricted cash at end of period	65,576	171,951
NON-CASH INVESTING AND FINANCING ACTIVITIES
Assumption of merger warrants liability	0	24,338
Conversion of redeemable convertible preferred stock to common stock	0	(223,442)
Right of use asset	(7,485)	0
Lease liability	9,618	0
Settlement of promissory note through repurchase of shares	0	10,238
Purchase of property and equipment included in accounts payable and accrued expenses	331	165
RECONCILIATION OF CASH AND RESTRICTED CASH WITHIN THE CONSOLIDATED BALANCE SHEETS TO THE AMOUNTS SHOWN IN THE CONSOLIDATED STATEMENTS OF CASH FLOWS ABOVE
Cash and cash equivalents	64,322	171,089
Restricted cash	1,254	862
Total cash, cash equivalents, and restricted cash	$ 65,576	$ 171,951